Summary of Significant Accounting Policies (Details) - Schedule of basic net loss per share ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2023 $ / shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to UTime Limited, basic | ¥	¥ (87,616)		¥ (38,833)	¥ (16,627)
Denominator:
Weighted average shares outstanding, basic | shares	11,229,985		8,164,771	4,517,793
Net loss attributable to UTime Limited per ordinary share:
Basic | (per share)	¥ (7.8)	$ (1.14)	¥ (4.76)	¥ (3.68)